Schedule of Investments (unaudited) March 31, 2020	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Shares	Value

Common Stocks — 0.0%

United States — 0.0%
Bristow Group, Inc.(a)		4,703	$44,020

Total Common Stocks — 0.0% (Cost — $155,178)			44,020

		Par (000)

Asset-Backed Securities — 17.6%
522 Funding Clo I Ltd., Series 2019-1A, Class E, (3 mo. LIBOR US + 7.34%), 9.25%, 01/15/33(b)(c)	USD	250	153,702
AIMCO CLO Ltd., Series 2019-10A, Class SUB, 0.00%, 07/22/32(b)(d)		1,844	1,007,798
Ajax Mortgage Loan Trust, Class B(a)(b):
Series 2018-A, 0.00%, 04/25/58		448	263,227
Series 2018-B, 0.00%, 02/26/57		514	144,758
Anchorage Capital CLO Ltd.(b)(c):
Series 2013-1A, Class DR, (3 mo. LIBOR US + 6.80%), 8.11%, 10/13/30		3,050	1,992,874
Series 2014-5RA, Class E, (3 mo. LIBOR US + 5.40%), 7.23%, 01/15/30		1,000	629,450
Apidos CLO XV, Series 2013-15A, Class ERR, (3 mo. LIBOR US + 5.70%), 7.52%, 04/20/31(b)(c)		1,000	587,459
Apidos CLO XXIX, Series 2018-29A, Class D, (3 mo. LIBOR US + 5.25%), 7.04%, 07/25/30(b)(c)		2,000	1,013,881
Apres Static CLO Ltd., Series 2019-1A, Class C, (3 mo. LIBOR US + 3.65%), 5.48%, 01/15/27(b)(c)		500	300,602
ARES LI CLO Ltd., Series 2019-51A, Class E, (3 mo. LIBOR US + 6.49%), 8.32%, 04/15/31(b)(c)		700	428,398
Ares XLIV CLO Ltd., Series 2017-44A, Class D, (3 mo. LIBOR US + 6.55%), 8.38%, 10/15/29(b)(c)		750	473,692
Ares XXXVII CLO Ltd., Series 2015-4A, Class DR, (3 mo. LIBOR US + 6.15%), 7.98%, 10/15/30(b)(c)		1,450	904,011
Assurant CLO II Ltd., Series 2018-1A, Class E, (3 mo. LIBOR US + 5.60%), 7.42%, 04/20/31(b)(c)		1,000	551,394
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(d)		2,300	1,400,881
Battalion CLO XI Ltd., Series 2017-11A, Class E, (3 mo. LIBOR US + 5.98%), 7.78%, 10/24/29(b)(c)		1,000	634,679

Security		Par (000)	Value

Asset-Backed Securities (continued)
Bean Creek CLO Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.75%), 7.57%, 04/20/31(b)(c)	USD	1,500	$800,221
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class E, (3 mo. LIBOR US + 6.90%), 8.81%, 10/15/32(b)(c)		1,000	600,457
BlueMountain CLO XXV Ltd., Series 2019-25A, Class E, (3 mo. LIBOR US + 6.70%), 8.53%, 07/15/32(b)(c)		250	152,878
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class E, (3 mo. LIBOR US + 7.70%), 9.53%, 10/20/32(b)(c)		250	168,443
Brookside Mill CLO Ltd., Series 2013-1A, Class DR, (3 mo. LIBOR US + 2.65%), 4.49%, 01/17/28(b)(c)		250	191,369
CarVal CLO II Ltd., Series 2019-1A(b)(c):
Class D, (3 mo. LIBOR US + 4.15%), 5.97%, 04/20/32		250	185,697
Class E, (3 mo. LIBOR US + 6.75%), 8.57%, 04/20/32		825	494,826
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 8.26%, 07/20/32(b)(c)		2,200	1,212,197
Cedar Funding IX CLO Ltd., Series 2018-9A, Class E, (3 mo. LIBOR US + 5.35%), 7.17%, 04/20/31(b)(c)		2,000	1,105,753
Cedar Funding VI CLO Ltd., Series 2016-6A, Class ER, (3 mo. LIBOR US + 5.90%), 7.72%, 10/20/28(b)(c)		250	158,371
CFMT LLC, Series 2019-HB1(a)(b)(d):
Class M4, 4.49%, 12/25/29		250	250,400
Class M5, 6.00%, 12/25/29		250	175,000
Deer Creek CLO Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 6.35%), 8.17%, 10/20/30(b)(c)		1,000	584,339
Elmwood CLO II Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.80%), 8.62%, 04/20/31(b)(c)		500	326,528
Elmwood CLO III Ltd., Series 2019-3A, Class E, (3 mo. LIBOR US + 7.00%), 8.83%, 10/15/32(b)(c)		1,425	908,291
Gilbert Park CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 2.95%), 4.78%, 10/15/30(b)(c)		550	413,869
GoldenTree Loan Management US CLO Ltd., Series 2017-2A, Class E, (3 mo. LIBOR US + 4.70%), 6.52%, 11/28/30(b)(c)		1,500	853,643

1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class ER2, (3 mo. LIBOR US + 5.66%), 7.43%, 10/29/29(b)(c)	USD	500	$327,017
GoldentTree Loan Management US CLO 1 Ltd., Series 2017-1A, Class DR, (3 mo. LIBOR US + 2.65%), 4.30%, 04/20/29(a)(b)(c)		700	700,000
Highbridge Loan Management Ltd., Series 12A-18, Class D, (3 mo. LIBOR US + 5.15%), 6.97%, 07/18/31(b)(c)		1,120	616,355
JPMorgan Mortgage Acquisition Corp., Series 2006-FRE2, Class M2, (1 mo. LIBOR US + 0.36%), 1.31%, 02/25/36(c)		2,787	1,856,782
Kayne CLO Ltd., Series 2019-6A, Class E, (3 mo. LIBOR US + 7.53%), 9.28%, 01/20/33(b)(c)		500	310,947
Madison Park Funding X Ltd., Series 2012-10A, Class DR2, (3 mo. LIBOR US + 3.25%), 5.07%, 01/20/29(b)(c)		1,270	979,149
Madison Park Funding XXX Ltd.:
Series 2012-30X, Class C, 6.78%, 04/15/29(d)		250	154,929
Series 2018-30A, Class E, (3 mo. LIBOR US + 4.95%), 6.78%, 04/15/29(b)(c)		1,250	774,643
Madison Park Funding XXXII Ltd., Series 2018-32A, Class E, (3 mo. LIBOR US + 7.10%), 8.90%, 01/22/31(b)(c)		250	160,887
Mariner CLO LLC, Series 2018-1A, Class E, (3 mo. LIBOR US + 6.89%), 8.66%, 04/30/32(b)(c)		250	145,324
Mariner Finance Issuance Trust, Series 2018-AA, Class D, 5.44%, 07/20/32(b)		2,500	1,861,929
MCM Trust, Series 2018, Class NPL 1, 0.00%, 05/28/58(a)(b)		3,465	488,259
Mosaic Solar Loan Trust, Series 2018-2GS, Class C, 5.97%, 02/22/44(b)		493	311,928
Nationstar HECM Loan Trust(b)(d):
Series 2018-2A, Class M5, 6.00%, 07/25/28		2,000	1,968,074
Series 2019-1A, Class M4, 5.80%, 06/25/29		1,500	1,428,707
OCP CLO Ltd.(b):
Series 2013-4A, Class CRR, (3 mo. LIBOR US + 3.00%), 4.80%, 04/24/29(c)		600	449,804
Series 2019-16A, Class E, 8.44%, 01/20/32(d)		250	153,999

Security		Par (000)	Value

Asset-Backed Securities (continued)
Series 2019-17A, Class E, (3 mo. LIBOR US + 6.66%), 8.48%, 07/20/32(c)	USD	1,000	$603,895
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.75%), 7.58%, 07/15/27(b)(c)		3,250	2,226,613
OZLM Funding Ltd., Series 2012-1A, Class CR2, (3 mo. LIBOR US + 3.60%), 5.40%, 07/22/29(b)(c)		250	194,090
Palmer Square CLO Ltd.(b)(c):
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.75%), 4.57%, 07/20/30		250	174,931
Series 2015-2A, Class DR2, (3 mo. LIBOR US + 5.75%), 7.57%, 07/20/30		250	146,117
Series 2018-2A, Class D, (3 mo. LIBOR US + 5.60%), 7.44%, 07/16/31		1,500	846,961
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 5.85%), 7.53%, 08/23/31(b)(c)		2,000	1,074,603
Regatta VI Funding Ltd., Series 2016-1A, Class ER, (3 mo. LIBOR US + 5.00%), 6.82%, 07/20/28(b)(c)		250	155,342
Rockford Tower CLO Ltd.(b):
Series 2017-1A, Class E, (3 mo. LIBOR US + 5.40%), 7.23%, 04/15/29(c)		2,000	1,260,784
Series 2017-2A, Class ER, (3 mo. LIBOR US + 6.25%), 7.50%, 10/15/29(c)		1,150	674,620
Series 2017-3A, Class D, (3 mo. LIBOR US + 2.65%), 4.47%, 10/20/30(c)		970	669,834
Series 2017-3A, Class E, (3 mo. LIBOR US + 5.75%), 7.57%, 10/20/30(c)		1,000	555,281
Series 2017-3A, Class SUB, 0.00%, 10/20/30(d)		350	160,517
Series 2018-1A, Class SUB, 0.00%, 05/20/31(d)		350	173,888
Series 2018-2A, Class SUB, 0.00%, 10/20/31(d)		350	165,168
Seasoned Credit Risk Transfer Trust Series, Series 2018-1, Class BX, 3.98%, 05/25/57(d)		4,529	2,038,319
Silver Creek CLO Ltd., Series 2014-1A, Class E1R, (3 mo. LIBOR US + 5.62%), 7.44%, 07/20/30(b)(c)		1,000	624,409

2

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Asset-Backed Securities (continued)
Sofi Professional Loan Program LLC, Series 2016-B, Class RC, 0.00%, 04/25/37(a)(b)	USD	—	(e)	$758,622
Sound Point CLO XXIV, Series 2019-3A, Class D, (3 mo. LIBOR US + 4.11%), 6.21%, 10/25/32(b)(c)		2,250		1,639,476
Strata CLO Ltd., Series 2018-1A(b):
Class A, (3 mo. LIBOR US + 7.08%), 8.91%, 01/15/31(c)		500		385,166
Class USUB, 0.00%, 01/15/18(d)		1,750		661,549
Sun Country, Series 2019-1C, 7.00%, 12/15/23(a)		700		695,625
TICP CLO VI Ltd.(b)(c):
Series 2016-5A, Class ER, (3 mo. LIBOR US + 5.75%), 7.59%, 07/17/31		250		134,258
Series 2016-6A, Class ER, (3 mo. LIBOR US + 6.40%), 8.23%, 01/15/29		1,500		974,328
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 8.56%, 04/15/33(b)(c)		500		311,211
TICP CLO XII Ltd., Series 2018-12A, Class E, (3 mo. LIBOR US + 5.50%), 7.33%, 01/15/31(b)(c)		2,750		1,741,878
TRESTLES CLO II Ltd., Series 2018-2A, Class D, (3 mo. LIBOR US + 5.75%), 7.54%, 07/25/31(b)(c)		1,900		1,057,673
TRESTLES CLO III Ltd., Series 2020-3A, Class SUB, 0.00%, 01/20/33(a)(b)(d)		500		343,750
Voya CLO Ltd., Series 2014-3A, Class CR, (3 mo. LIBOR US + 2.65%), 4.44%, 07/25/26(b)(c)		350		265,728
Westcott Park CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.25%), 5.07%, 07/20/28(b)(c)		750		577,823
York CLO 1 Ltd., Series 2014-1A, Class DRR, 4.81%, 10/22/29(b)		250		184,726
York CLO-2 Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.65%), 7.45%, 01/22/31(b)(c)		500		269,389

Total Asset-Backed Securities — 17.6% (Cost — $80,964,783)				53,504,395

Corporate Bonds — 44.8%

Aerospace & Defense — 1.2%
Arconic, Inc., 6.75%, 01/15/28(f)		1,209		1,170,880
TransDigm, Inc.(f):
6.50%, 05/15/25		1,330		1,250,187

Security		Par (000)	Value

Aerospace & Defense (continued)
6.25%, 03/15/26(b)	USD	1,163	$1,158,639

			3,579,706

Airlines — 1.0%
American Airlines Group, Inc.:
5.00%, 06/01/22(b)(f)		2,135	1,713,337
4.87%, 04/22/25(a)		387	398,894
4.00%, 12/15/25(a)		291	295,746
Avianca Holdings SA, 9.00%, 05/10/23(b)(f)		2,508	529,815
Gol Finance SA, 7.00%, 01/31/25(b)(f)		500	212,500

			3,150,292

Auto Components — 0.3%
IHO Verwaltungs GmbH, (3.63% Cash or 4.38% PIK), 3.63%, 05/15/25(g)	EUR	113	98,745
Panther BF Aggregator 2 LP/Panther Finance Co., Inc., 6.25%, 05/15/26(b)(f)	USD	79	74,655
ZF Europe Finance BV, 2.00%, 02/23/26	EUR	800	703,782

			877,182

Banks — 0.4%
Banco de Sabadell SA, (5 year EUR Swap + 5.10%), 5.38%, 12/12/28(h)		500	492,933
Credit Mutuel Arkea SA, 3.38%, 03/11/31		400	416,260
Emirates NBD Bank PJSC, (6 year USD Swap + 3.66%), 6.13%(h)(i)	USD	250	211,094

			1,120,287

Beverages — 0.1%
Central American Bottling Corp., 5.75%, 01/31/27(b)(f)		100	85,352
Crown European Holdings SA, 0.75%, 02/15/23	EUR	100	103,948

			189,300

Building Materials — 0.1%
Cemex SAB de CV, 3.13%, 03/19/26		300	293,027
US Concrete, Inc., 6.38%, 06/01/24(f)	USD	27	24,367

			317,394

Building Products — 0.1%
Buzzi Unicem SpA, 2.13%, 04/28/23	EUR	200	219,168
Standard Industries, Inc., 4.75%, 01/15/28(b)(f)	USD	46	42,364

			261,532

Capital Markets — 0.1%
Mongolian Mortgage Corp. Hfc LLC, 9.75%, 01/29/22(f)		400	318,375

3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals — 1.4%
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	100	$99,812
Cydsa SAB de CV, 6.25%, 10/04/27(b)(f)	USD	2,000	1,450,313
NOVA Chemicals Corp., 4.88%, 06/01/24(b)(f)	USD	1,407	1,234,642
OCI NV, 5.00%, 04/15/23	EUR	300	310,716
Orbia Advance Corp SAB de CV, 5.88%, 09/17/44(b)(f)	USD	1,000	866,719
Rock International Investment, Inc., 6.63%, 03/27/20(o)(p)		550	415,250

			4,377,452

Commercial Services & Supplies — 1.5%
AA Bond Co. Ltd., 4.25%, 07/31/43	GBP	210	255,707
Autostrade per l’Italia SpA, 5.88%, 06/09/24	EUR	200	222,786
Iron Mountain US Holdings, Inc., 5.38%, 06/01/26(b)(f)	USD	1,254	1,266,540
KAR Auction Services, Inc., 5.13%, 06/01/25(b)(f)		816	779,280
Summer BC Holdco B Sarl, 5.75%, 10/31/26	EUR	200	183,522
United Rentals North America, Inc.(f):
6.50%, 12/15/26	USD	339	344,085
4.88%, 01/15/28		1,396	1,354,120

			4,406,040

Construction — 0.4%
Landesbank Baden-Wuerttemberg, (5 year EUR Swap + 4.21%), 4.00%(h)(i)	EUR	1,400	1,137,249

Construction & Engineering — 1.3%
China Singyes Solar Technologies Holdings Ltd., (2.0% Cash or 4.00% PIK), 6.00%, 12/19/22(g)	USD	210	167,617
PulteGroup, Inc., 7.88%, 06/15/32(f)		1,138	1,251,800
Weekley Homes LLC/Weekley Finance Corp.(f):
6.00%, 02/01/23		1,253	1,177,820
6.63%, 08/15/25		1,381	1,242,900

			3,840,137

Consumer Discretionary — 0.1%
Q-Park Holding I BV:
1.50%, 03/01/25	EUR	100	93,422
(3 mo. Euribor + 2.00%), 2.00%, 03/01/26(c)		100	95,291

			188,713

Consumer Finance — 0.3%
Credito Real SAB de CV, 7.25%, 07/20/23(b)(f)	USD	500	390,000

Security		Par (000)	Value

Consumer Finance (continued)
Muthoot Finance Ltd., 6.13%, 10/31/22(b)(f)	USD	453	$385,899
Refinitiv US Holdings, Inc., 4.50%, 05/15/26	EUR	200	218,374

			994,273

Containers & Packaging — 0.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.75%, 07/15/27	GBP	250	283,354
Ball Corp., 0.88%, 03/15/24	EUR	100	102,945
Crown European Holdings SA, 2.25%, 02/01/23		200	215,829
Mauser Packaging Solutions Holding Co.:
4.75%, 04/15/24		200	187,669
5.50%, 04/15/24(b)(f)	USD	1,092	1,004,640
OI European Group BV, 2.88%, 02/15/25	EUR	100	102,128
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.00%, 07/15/24(b)(f)	USD	750	762,188
Silgan Holdings, Inc.:
3.25%, 03/15/25	EUR	100	107,362
2.25%, 06/01/28		100	96,228

			2,862,343

Diversified Consumer Services — 0.3%
Pinewood Finance Co. Ltd., 3.25%, 09/30/25	GBP	200	231,031
Pinnacle Bidco PLC, 6.38%, 02/15/25		310	257,984
Verisure Holding AB, 3.50%, 05/15/23	EUR	271	277,067

			766,082

Diversified Financial Services — 3.7%
Alpha Holding SA de CV(b)(f):
10.00%, 12/19/22	USD	500	374,625
9.00%, 02/10/25		815	546,050
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	310	331,144
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)(f)	USD	1,144	422,422
Barclays PLC, (5 year EUR Swap + 2.45%), 2.63%, 11/11/25(h)	EUR	200	213,976
Cabot Financial Luxembourg II SA, (3 mo. Euribor + 6.38%), 6.38%, 06/14/24(c)		100	101,522
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	200	231,239
CFLD Cayman Investment Ltd.:
8.63%, 02/28/21(f)	USD	200	193,000
8.60%, 04/08/24		200	161,375
Credit Agricole SA(h)(i):
(5 year USD Swap + 4.32%), 6.88%		500	447,500

4

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
(5 year USD Swap + 4.90%), 7.88%(f)	USD	600	$579,000
Ford Motor Credit Co. LLC:
3.02%, 03/06/24	EUR	420	375,709
5.58%, 03/18/24(f)	USD	612	581,400
Garfunkelux Holdco 3 SA, 7.50%, 08/01/22	EUR	200	150,644
Gilex Holding Sarl, 8.50%, 05/02/23(b)(f)	USD	1,195	1,016,347
Intrum AB, 2.75%, 07/15/22	EUR	50	46,322
Klabin Finance SA, 4.88%, 09/19/27(b)(f)	USD	510	456,131
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(g)	EUR	470	430,895
Mong Doung Finacial Holdings BV, 5.13%, 05/07/29(f)	USD	325	270,506
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		400	358,000
Quicken Loans, Inc.(b)(f):
5.75%, 05/01/25		1,531	1,523,345
5.25%, 01/15/28		46	44,979
Scenery Journey Ltd.:
11.00%, 11/06/20(f)		400	381,250
11.50%, 10/24/22		1,586	1,183,426
Usiminas International Sarl, 5.88%, 07/18/26(b)(f)		200	152,812
Verisure Midholding AB, 5.75%, 12/01/23	EUR	300	288,758
VZ Vendor Financing BV, 2.50%, 01/31/24		259	269,083
Wanda Group Overseas Ltd., 7.50%, 07/24/22	USD	200	176,150

			11,307,610

Diversified Telecommunication Services — 1.2%
Axtel SAB de CV, 6.38%, 11/14/24(b)(f)		1,000	795,520
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(f)(g)		1,028	701,610
SoftBank Group Corp.:
4.00%, 04/20/23	EUR	310	313,280
4.75%, 07/30/25		200	201,035
Telecom Argentina SA, 8.00%, 07/18/26(b)(f)	USD	429	327,649
Telecom Italia Capital SA, 6.38%, 11/15/33(f)		1,239	1,257,585

			3,596,679

Electric Utilities — 1.7%
EDP - Energias de Portugal SA, (5 year EUR Swap + 4.29%), 4.50%, 04/30/79(h)	EUR	500	568,214

Security		Par (000)	Value

Electric Utilities (continued)
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(b)(f)	USD	505	$424,042
Iberdrola International BV, (5 year EUR Swap + 2.97%), 3.25%(h)(i)	EUR	500	554,378
Inkia Energy Ltd., 5.88%, 11/09/27(b)(f)	USD	1,000	892,500
Pampa Energia SA, 9.13%, 04/15/29(b)(f)		335	216,075
Perusahaan Listrik Negara PT, 4.88%, 07/17/49(f)		250	237,509
ReNew Power Synthetic, 6.67%, 03/12/24(f)		500	397,656
Talen Energy Supply LLC(b)(f):
7.25%, 05/15/27		1,591	1,437,786
6.63%, 01/15/28		675	567,000

			5,295,160

Energy Equipment & Services — 0.7%
Anton Oilfield Services Group, 9.75%, 12/05/20(f)		600	540,188
Neerg Energy Ltd., 6.00%, 02/13/22(f)		600	495,300
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(b)(f)		1,287	1,109,705

			2,145,193

Equity Real Estate Investment Trusts (REITs) — 1.0%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(b)(f)		750	645,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.63%, 05/01/24(f)		1,895	1,819,200
MPT Operating Partnership LP/MPT Finance Corp., 3.33%, 03/24/25	EUR	300	325,718
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/01/29(b)(f)	USD	422	385,024

			3,174,942

Food & Staples Retailing — 0.1%
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	100	109,889
BRF GmbH, 4.35%, 09/29/26(f)	USD	200	169,781
Picard Groupe SAS (3 mo. Euribor + 3.00%), 3.00%, 11/30/23(c)	EUR	100	102,849

			382,519

Food Products — 1.1%
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(b)(f)	USD	43	45,816
MARB BondCo PLC, 6.88%, 01/19/25(b)(f)		1,343	1,201,565
MHP Lux SA, 6.25%, 09/19/29(b)(f)		1,000	820,000

5

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food Products (continued)
Minerva Luxembourg SA, 6.50%, 09/20/26(b)(f)	USD	1,300	$1,192,750

			3,260,131

Forest Products — 0.3%
Suzano Austria GmbH, 7.00%, 03/16/47(b)(f)		1,000	946,250

Health Care Providers & Services — 1.1%
HCA, Inc., 3.50%, 09/01/30		1,210	1,097,726
Tenet Healthcare Corp.(b)(f):
4.63%, 09/01/24		901	862,978
4.88%, 01/01/26		1,488	1,417,320

			3,378,024

Health Care Technology — 0.1%
IQVIA, Inc., 3.25%, 03/15/25	EUR	300	322,603

Hotels, Restaurants & Leisure — 1.1%
Boyd Gaming Corp., 4.75%, 12/01/27(b)(f)	USD	443	365,475
Caesars Entertainment Corp., 5.00%, 10/01/24(j)		435	463,835
Cirsa Finance International Sarl, 7.88%, 12/20/23(b)(f)		200	166,590
CPUK Finance Ltd., 4.25%, 02/28/22	GBP	200	199,351
Golden Entertainment, Inc., 7.63%, 04/15/26(b)(f)	USD	274	180,840
International Game Technology PLC, 6.50%, 02/15/25(b)(f)		1,150	1,017,623
Ladbrokes Group Finance PLC, 5.13%, 09/16/22	GBP	26	29,985
Scientific Games International, Inc., 7.00%, 05/15/28(b)(f)	USD	464	285,360
Sisal Group SpA, 7.00%, 07/31/23	EUR	69	61,837
Studio City Finance Ltd., 7.25%, 02/11/24(f)	USD	300	261,525
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)(f)		482	438,620

			3,471,041

Household Durables — 2.5%
Alam Synergy Pte Ltd., 11.50%, 04/22/21(f)		200	158,938
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/27(b)(f)		602	602,000
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.25%, 09/15/27(b)(f)		541	469,263
Controladora Mabe SA de CV, 5.60%, 10/23/28(b)(f)		1,000	945,312
M/I Homes, Inc., 4.95%, 02/01/28(b)(f)		510	432,863
PulteGroup, Inc., 5.50%, 03/01/26(f)		500	491,732

Security		Par (000)	Value

Household Durables (continued)
Taylor Morrison Communities, Inc.(b)(f):
5.88%, 06/15/27	USD	647	$600,914
5.75%, 01/15/28		2,269	2,026,024
TRI Pointe Group, Inc., 5.25%, 06/01/27(f)		505	449,299
William Lyon Homes, Inc., 6.63%, 07/15/27(b)(f)		1,489	1,340,100
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24		200	174,200

			7,690,645

Household Products — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/28(b)(f)		495	391,050
Century Communities, Inc., 6.75%, 06/01/27(f)		110	93,214

			484,264

Independent Power and Renewable Electricity Producers — 1.3%
Calpine Corp.(b)(f):
5.25%, 06/01/26		1,406	1,335,700
4.50%, 02/15/28		1,365	1,323,026
5.13%, 03/15/28		722	664,240
Capex SA, 6.88%, 05/15/24(b)(f)		1,000	657,500

			3,980,466

Industrial Conglomerates — 0.2%
Grupo KUO SAB de CV, 5.75%, 07/07/27(b)(f)		800	578,500

Insurance — 0.6%
Asahi Mutual Life Insurance Co., (5 year USD Swap + 4.59%), 6.50%(h)(i)		400	380,008
ASR Nederland NV, (5 year EUR Swap + 4.00%), 3.38%, 05/02/49(h)	EUR	400	425,714
Assicurazioni Generali SpA, (3 mo. Euribor + 5.35%), 5.00%, 06/08/48(h)		500	587,244
AXA SA, (3 mo. LIBOR GBP + 3.27%), 5.63%, 01/16/54(h)	GBP	400	516,418
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/27(b)	USD	24	20,400

			1,929,784

IT Services — 0.1%
21Vianet Group, Inc., 7.88%, 10/15/21		200	168,008

Leisure Time — 0.6%
Carlson Travel, Inc., 6.75%, 12/15/23(b)(f)		2,704	1,838,720

Machinery — 0.3%
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24(b)(f)		1,152	1,036,800

Media — 2.4%
Altice Financing SA, 2.25%, 01/15/25	EUR	180	175,910

6

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Altice France SA, 2.50%, 01/15/25	EUR	341	$349,762
Banijay Entertainment SASU, 3.50%, 03/01/25		121	120,009
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(b)(f)	USD	738	698,333
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(b)(f)		1,831	1,487,724
Intelsat Jackson Holdings SA(f):
5.50%, 08/01/23		1,198	784,690
8.50%, 10/15/24(b)		465	292,811
Intelsat SA, 4.50%, 06/15/25(j)		167	32,868
Nexstar Broadcasting, Inc., 5.63%, 07/15/27(b)(f)		733	716,507
SES SA, (5 year EUR Swap + 5.40%), 5.63%(h)(i)	EUR	100	102,361
Sirius XM Radio, Inc.(b)(f):
5.00%, 08/01/27	USD	70	71,043
5.50%, 07/01/29		66	67,320
TEGNA, Inc., 4.63%, 03/15/28(b)(f)		301	264,504
United Group BV:
4.88%, 07/01/24	EUR	430	428,008
(3 mo. Euribor + 3.25%), 3.25%, 02/15/26(c)		100	87,006
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23	GBP	300	359,364
Ziggo BV, 5.50%, 01/15/27(b)(f)	USD	1,300	1,300,000

			7,338,220

Metals & Mining — 1.2%
Commercial Metals Co.(f):
4.88%, 05/15/23		181	170,592
5.75%, 04/15/26		51	47,603
5.38%, 07/15/27		1,374	1,264,080
Nexa Resources SA, 5.38%, 05/04/27(b)(f)		2,000	1,500,000
thyssenkrupp AG:
1.88%, 03/06/23	EUR	127	122,560
2.88%, 02/22/24		145	140,730
Vedanta Resources Finance II PLC, 8.00%, 04/23/23(f)	USD	230	87,113
Vedanta Resources Ltd., 7.13%, 05/31/23(f)		270	102,178
Yankuang Group Cayman Ltd., 4.75%, 11/30/20(f)		210	203,727

			3,638,583

Multiline Retail — 0.1%
Future Retail Ltd., 5.60%, 01/22/25(b)(f)		390	195,488

Security		Par (000)	Value

Multiline Retail (continued)
Hipercor SA, 3.88%, 01/19/22	EUR	200	$221,467

			416,955

Oil, Gas & Consumable Fuels — 6.0%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(k)	USD	718	405,670
Bruin E&P Partners LLC, 8.88%, 08/01/23(b)		110	7,700
Buckeye Partners LP, 4.13%, 03/01/25(b)		195	164,385
Callon Petroleum Co., 6.25%, 04/15/23(f)		1,458	346,275
Centennial Resource Production LLC(b)(f):
5.38%, 01/15/26		1,841	441,840
6.88%, 04/01/27		127	31,115
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27(f)		890	790,417
Cheniere Energy Partners LP, 4.50%, 10/01/29(b)(f)		335	291,450
Cheniere Energy, Inc., (4.88% PIK), 4.88%, 05/28/21(b)(g)(j)		1,642	1,584,483
Chesapeake Energy Corp., 11.50%, 01/01/25(b)(f)		1,418	241,060
Citgo Holding, Inc., 9.25%, 08/01/24(b)(f)		306	249,390
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)		54	28,080
eG Global Finance PLC:
3.63%, 02/07/24	EUR	437	365,131
4.38%, 02/07/25		211	176,628
6.25%, 10/30/25		100	87,680
Geopark Ltd., 6.50%, 09/21/24(b)(f)	USD	2,000	1,135,000
Gran Tierra Energy, Inc., 7.75%, 05/23/27(b)(f)		200	50,000
Hammerhead Resources, Inc., Series AI, 9.00%, 07/10/22		1,279	690,660
Hilong Holding Ltd., 8.25%, 09/26/22		200	130,000
Jagged Peak Energy LLC, 5.88%, 05/01/26(f)		1,359	1,016,260
Medco Straits Services Pte Ltd., 8.50%, 08/17/22		650	625,625
Neptune Energy Bondco PLC, 6.63%, 05/15/25(b)(f)		200	112,000
NGPL PipeCo LLC, 7.77%, 12/15/37(b)(f)		1,032	1,027,370
Parsley Energy LLC/Parsley Finance Corp.(b)(f):
5.38%, 01/15/25		1,634	1,262,232
5.25%, 08/15/25		21	15,960
Petrobras Global Finance BV(f):
6.00%, 01/27/28		1,200	1,162,200
7.25%, 03/17/44		900	902,829

7

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos(f):
6.88%, 08/04/26	USD	950	$719,625
6.50%, 03/13/27		543	399,190
6.50%, 01/23/29		400	287,790
Puma International Financing SA, 5.13%, 10/06/24(b)		1,000	354,999
QEP Resources, Inc., 6.88%, 03/01/21(f)		362	184,620
Rockies Express Pipeline LLC, 6.88%, 04/15/40(b)(f)		1,000	600,951
Santos Finance Ltd., 5.25%, 03/13/29(f)		400	410,753
Seven Generations Energy Ltd., 5.38%, 09/30/25(b)(f)		32	17,840
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27(f)		27	23,220
Transocean Guardian Ltd., 5.88%, 01/15/24(b)(f)		202	161,656
WPX Energy, Inc.(f):
8.25%, 08/01/23		24	17,640
5.25%, 09/15/24		27	16,470
5.75%, 06/01/26		24	13,680
YPF SA(b)(f):
8.50%, 03/23/21		1,000	664,188
8.50%, 06/27/29		1,200	620,625
Zhejiang Baron BVI Co. Ltd., 6.80%, 08/27/21		385	385,000

			18,219,687

Pharmaceuticals — 0.6%
Bausch Health Cos., Inc., 4.50%, 05/15/23	EUR	100	105,539
Cheplapharm Arzneimittel GmbH, 3.50%, 02/11/27		100	100,915
Jubilant Pharma Ltd., 6.00%, 03/05/24	USD	200	190,000
Merck KGaA(5 year EURIBOR ICE Swap Rate + 2.94%), 2.88%, 06/25/79(h)	EUR	600	631,183
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24		221	224,851
Rossini Sarl:
(3 mo. Euribor + 3.88%), 3.88%, 10/30/25(c)		100	96,034
6.75%, 10/30/25		300	330,842

			1,679,364

Plastics — 0.0%
Pearl Holding III Ltd., 9.50%, 12/11/22(f)	USD	200	135,738

Real Estate — 2.9%
Central China Real Estate Ltd.(f):
6.50%, 03/05/21		200	186,098
6.75%, 11/08/21		200	172,040

Security		Par (000)	Value

Real Estate (continued)
China Aoyuan Group Ltd.:
7.50%, 05/10/21	USD	400	$389,056
8.50%, 01/23/22(f)		200	191,916
7.95%, 02/19/23		400	366,784
China SCE Group Holdings Ltd.:
7.45%, 04/17/21		500	485,545
8.75%, 01/15/21(f)		200	198,000
7.25%, 04/19/23		200	172,000
CIFI Holdings Group Co. Ltd., 5.50%, 01/23/22(f)		400	373,972
Country Garden Holdings Co. Ltd.:
7.25%, 04/04/21(f)		300	299,250
6.15%, 09/17/25		200	192,000
Easy Tactic Ltd.:
9.13%, 07/28/22(f)		200	181,748
8.63%, 02/27/24		300	252,750
8.13%, 07/11/24		200	163,625
Excel Capital Global Ltd., (U.S. Treasury Yield Curve Rate T-Note Contant Maturity + 9.34%), 7.00%(h)(i)		500	507,280
Global Prime Capital Pte Ltd., 7.25%, 04/26/21(f)		200	179,746
Greenland Global Investment Ltd., (3 mo. LIBOR US + 4.85%), 6.08%, 09/26/21(c)		300	286,500
JGC Ventures Pte Ltd., 10.75%, 08/30/21(f)		200	170,630
Jingrui Holdings Ltd., 9.45%, 04/23/21(f)		200	186,000
Kaisa Group Holdings Ltd., 11.95%, 10/22/22(f)		200	172,375
KWG Group Holdings Ltd., 7.88%, 09/01/23		200	186,272
Logan Property Holdings Co. Ltd.:
7.50%, 08/25/22		200	189,750
6.50%, 07/16/23		200	187,125
New Metro Global Ltd., 6.50%, 04/23/21(f)		500	478,750
No Va Land Investment Group Corp., 5.50%, 04/27/23(j)		600	579,972
Powerlong Real Estate Holdings Ltd.:
5.95%, 07/19/20		300	294,039
6.95%, 04/17/21		300	280,578
7.13%, 11/08/22		200	179,654
Ronshine China Holdings Ltd.:
8.75%, 10/25/22		200	188,000
8.95%, 01/22/23		200	184,950
Times China Holdings Ltd., 7.63%, 02/21/22		300	288,195
Zhenro Properties Group Ltd.:
9.15%, 03/08/22		200	183,750
8.70%, 08/03/22		200	161,334

8

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate (continued)
9.15%, 05/06/23	USD	200	$166,758

			8,676,442

Real Estate Management & Development — 1.3%
Agile Group Holdings Ltd., 8.50%, 07/18/21(f)		400	396,656
China Evergrande Group:
4.25%, 02/14/23	HKD	6,000	615,010
7.50%, 06/28/23(f)	USD	200	142,375
Fantasia Holdings Group Co. Ltd.:
8.38%, 03/08/21(f)		200	181,000
7.38%, 10/04/21		400	345,368
Forestar Group, Inc., 8.00%, 04/15/24(b)(f)		1,495	1,509,950
Seazen Group Ltd., 7.50%, 01/22/21(f)		200	194,750
Summit Properties Ltd., 2.00%, 01/31/25	EUR	100	92,574
Sunac China Holdings Ltd.:
7.25%, 06/14/22	USD	200	187,887
7.50%, 02/01/24		200	179,850

			3,845,420

Textiles, Apparel & Luxury Goods — 0.1%
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		470	218,442

Transportation Infrastructure — 0.4%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)(f)		1,707	1,126,620
Ferrovial Netherlands BV, (5 year EUR Swap + 2.13%), 2.12%(h)(i)	EUR	100	89,726

			1,216,346

Utilities — 0.6%
Centrais Eletricas Brasileiras SA, 3.63%, 02/04/25(b)(f)	USD	702	624,780
ContourGlobal Power Holdings SA, 3.38%, 08/01/23	EUR	100	95,674
Stoneway Capital Corp., 10.00%, 03/01/27(b)(o)(p)	USD	1,856	265,100
Vistra Operations Co. LLC, 5.00%, 07/31/27(b)(f)		792	803,880

			1,789,434

Wireless Telecommunication Services — 1.8%
Altice France SA, 2.13%, 02/15/25	EUR	148	148,908
Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 02/06/24(b)(f)	USD	2,000	1,913,125
Iron Mountain, Inc., 3.00%, 01/15/25	EUR	100	96,871
Sprint Corp., 7.88%, 09/15/23(f)	USD	1,343	1,474,050
T-Mobile USA, Inc., 6.50%, 01/15/26(f)		1,286	1,350,300

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
VEON Holdings BV, 4.00%, 04/09/25(b)(f)	USD	388	$368,600

			5,351,854

Total Corporate Bonds — 44.8% (Cost — $167,635,299)			135,900,181

Floating Rate Loan Interests(c) — 37.6%

Aerospace & Defense — 0.4%
TransDigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 3.24%, 12/09/25		1,341	1,217,335

Air Freight & Logistics — 0.9%
WestJet Airlines Ltd., Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26		2,610	1,983,948
XPO Logistics, Inc., 2018 Term Loan B, (3 mo. LIBOR + 2.00%), 3.61%, 02/24/25		809	763,017

			2,746,965

Airlines — 0.2%
Allegiant Travel Co., 2020 Term Loan, (1 mo. LIBOR US), 4.71%, 02/05/24		737	570,834

Asset Management & Custodian — 5.6%
Magnum Intermediate Holdings I LLC, 2nd Lien Term Loan, (Fixed + 13.25%), 13.25%, 10/26/21(a)		17,000	16,915,000

Banks — 1.1%
Caliber Home Loans, Inc., 2018 Revolver, (1 mo. LIBOR + 3.25%), 4.83%, 04/24/21(a)		2,155	2,149,159
Roundpoint Mortgage Servicing Corp., 2018 Term Loan, (1 mo. LIBOR + 3.38%), 4.96%, 08/08/20(a)		1,075	1,078,047

			3,227,206

Building Products — 0.3%
Advanced Drainage Systems, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 3.81%, 07/31/26(a)		65	59,639

9

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Products (continued)
Jeld-Wen, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.00%), 3.45%, 12/14/24	USD	1,075	$942,169

			1,001,808

Capital Markets — 6.3%
A10 Capital LLC, Mezzanine Term Loan, (1 mo. LIBOR + 6.50%), 7.50%, 03/31/23(a)		19,400	19,050,800

Commercial Services & Supplies — 0.0%
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 3.19%, 09/19/26(a)		77	70,777

Communications Equipment — 0.3%
Interface Security Systems LLC, Term Loan, (3 mo. LIBOR + 7.00%), 8.75%, 08/07/23(a)		1,061	1,035,854

Construction & Engineering — 1.1%
Ply Gem Midco, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.75%), 4.56%, 04/12/25		1,985	1,677,029
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.99%, 05/23/25		310	261,407
Summit Materials Companies I LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.99%, 11/21/24		1,766	1,529,637

			3,468,073

Construction Materials — 0.2%
Foundation Building Materials LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.99%, 08/13/25		741	638,789

Diversified Financial Services — 5.9%
CLGF Holdco 1 LLC, Term Loan, (1 mo. LIBOR + 6.00%), 7.76%, 12/31/20(a)		6,750	6,716,250
Colorado Plaza, Term Loan, (1 mo. LIBOR + 2.90%), 3.60%, 06/09/21(a)		5,000	4,965,001
Credito Real Sab DE CV, Term Loan B, (3 mo. LIBOR + 3.75%), 5.43%, 02/21/23(a)		160	160,000
Opendoor GP II LLC, Mezzanine Term Loan, (Fixed + 10.00%), 10.00%, 01/23/26(a)		5,333	5,349,333

Security		Par (000)	Value

Diversified Financial Services (continued)
Spectacle Gary Holdings LLC,(a):
Term Loan B, (3 mo. LIBOR + 9.00%), 11.00%, 12/23/25	USD	850	$705,814

			17,896,398

Electrical Equipment — 0.5%
Gates Global LLC, 2017 Repriced Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 04/01/24		1,901	1,638,787

Electronic Equipment, Instruments & Components — 0.4%
Robertshaw US Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 02/28/25		1,761	1,056,893

Energy Equipment & Services — 0.2%
Bristow Group, Inc., Prepetition Term Loan, (1 mo. LIBOR + 8.00%), 10.50%, 05/10/22(a)		242	241,827
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 9.35%, 11/08/22(a)		381	358,095

			599,922

Food Products — 2.6%
Arnott’s Biscuits Ltd., AUD 2nd Lien Term Loan, (1 mo. LIBOR + 8.50%, 1.00% Floor), 9.50%, 12/17/27(a)	AUD	14,500	7,866,513

Health Care Providers & Services — 0.4%
Acadia Healthcare Co., Inc., 2018 Term Loan B4, (1 mo. LIBOR + 2.50%), 3.50%, 02/16/23	USD	909	825,501
Select Medical Corp., 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 3.43%, 03/06/25(a)		240	227,057

			1,052,558

Hotels, Restaurants & Leisure — 2.3%
18 Fremont Street Acquisition LLC, Term Loan B, (1 mo. LIBOR + 8.00%), 9.50%, 08/09/25		2,003	1,622,356
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (3 mo. LIBOR + 3.75%), 5.02%, 02/02/26(a)		410	287,337
Golden Nugget LLC, 2017 Incremental Term Loan B, (3 mo. LIBOR + 2.50%), 3.70%, 10/04/23		524	406,222
Playtika Holding Corp., Term Loan B, (6 mo. LIBOR + 6.00%, 1.00% Floor), 7.07%, 12/10/24		1,279	1,187,498
Scientific Games International, Inc., 2018 Term Loan B5, (2 mo. LIBOR + 2.75%), 3.74%, 08/14/24		1,901	1,527,404

10

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 4.95%, 07/10/25	USD	1,989	$1,890,981

			6,921,798

Media — 1.0%
Connect Finco Sarl, Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 12/12/26		849	664,469
CSC Holdings LLC, 2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 3.11%, 04/15/27		420	400,391
Diamond Sports Group LLC, Term Loan, (1 mo. LIBOR + 3.25%), 4.18%, 08/24/26(a)		1,522	1,172,210
Lamar Media Corp., 2020 Term Loan B, (1 mo. LIBOR + 1.50%), 2.52%, 02/06/27		58	54,929
PCI Gaming Authority, Term Loan, (1 mo. LIBOR + 2.50%), 3.49%, 05/29/26		729	590,460

			2,882,459

Oil, Gas & Consumable Fuels — 1.0%
BCP Raptor II LLC, 1st Lien Term Loan, (3 mo. LIBOR + 4.75%), 5.74%, 11/03/25		745	409,952
Buckeye Partners LP, 2019 Term Loan B, (1 mo. LIBOR + 2.75%), 4.27%, 11/01/26		1,327	1,210,224
California Resources Corp., 2017 1st Lien Term Loan, (3 mo. LIBOR + 4.75%, 1.00% Floor), 6.36%, 12/31/22		1,180	259,600
Chesapeake Energy Corp., 2019 Last Out Term Loan, (1 mo. LIBOR + 8.00%, 1.00% Floor), 9.00%, 06/24/24		919	353,815
CITGO Holding, Inc., 2019 Term Loan B, (1 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/01/23		995	802,637

			3,036,228

Pharmaceuticals — 0.9%
Bausch Health Cos., Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 3.36%, 11/27/25		2,170	2,050,714

Security		Par (000)	Value

Pharmaceuticals (continued)
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 Week LIBOR + 2.00%), 2.68%, 11/15/27	USD	813	$766,222

			2,816,936

Road & Rail — 0.1%
Genesee & Wyoming Inc. (New), Term Loan, (3 mo. LIBOR + 2.00%), 3.45%, 12/30/26		406	386,971

Software — 5.8%
Aligend Energy LLC, Term Loan, 10/09/23(a)(l)		4,227	4,227,232
PowerSchool, 2018 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%), 8.49%, 08/01/26(a)		15,000	13,500,000

			17,727,232

Water Utilities — 0.1%
PLH Infrastructure Services, Inc., 2018 Term Loan, (3 mo. LIBOR + 6.00%), 7.74%, 08/07/23(a)		365	292,286

Total Floating Rate Loan Interests — 37.6% (Cost — $125,035,893)			114,118,422

Foreign Agency Obligations — 5.7%

Bahrain — 0.3%
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(f)		844	830,285

Colombia — 1.5%
Colombia Government International Bond(f):
8.13%, 05/21/24		1,200	1,376,250
4.50%, 01/28/26		2,500	2,539,844
3.88%, 04/25/27		773	761,163

			4,677,257

Egypt — 1.7%
Egypt Government Bond:
16.00%, 06/11/22	EGP	6,454	415,309
14.30%, 09/03/22		13,980	872,370
Egypt Government International Bond:
5.58%, 02/21/23(f)	USD	795	735,872
7.50%, 01/31/27(f)		640	572,800
7.50%, 01/31/27(b)(f)		1,249	1,117,855
6.38%, 04/11/31(b)	EUR	264	230,112

11

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Egypt (continued)
8.50%, 01/31/47(f)	USD	1,394	$1,132,625

			5,076,943

Indonesia — 0.4%
Indonesia Government International Bond, 5.35%, 02/11/49(f)		315	356,836
Indonesia Treasury Bond, 6.13%, 05/15/28	IDR	18,689,000	1,019,243

			1,376,079

Nigeria — 0.1%
Nigeria Government International Bond, 7.63%, 11/21/25(f)	USD	528	406,560

Paraguay — 0.2%
Paraguay Government International Bond, 5.40%, 03/30/50(b)(f)		500	468,281

South Africa — 0.8%
Republic of South Africa Government International Bond(f):
4.88%, 04/14/26		1,500	1,337,344
4.30%, 10/12/28		1,190	969,850

			2,307,194

Sri Lanka — 0.1%
Sri Lanka Government International Bond(f):
7.85%, 03/14/29		263	142,299
7.55%, 03/28/30		200	110,250

			252,549

Turkey — 0.1%
Turkey Government International Bond, 4.88%, 04/16/43(f)		325	226,180

Ukraine — 0.5%
Ukraine Government International Bond:
7.75%, 09/01/22		129	121,260
8.99%, 02/01/24(f)		447	410,122
7.75%, 09/01/25(f)		905	817,894
9.75%, 11/01/28(f)		257	250,334

			1,599,610

Total Foreign Agency Obligations — 5.7% (Cost — $19,194,885)			17,220,938

Non-Agency Mortgage-Backed Securities — 16.2%

Collateralized Mortgage Obligations — 1.5%
BCAP LLC Trust, Series 2012-RR3, Class 1A5, 6.50%, 12/26/37(b)(d)		2,017	1,780,507

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Cascade Funding Mortgage Trust, Series 2019-RM3, Class C, 4.00%, 06/25/69(b)(d)	USD	1,930	$1,398,258
RMF Buyout Issuance Trust, Series 2019-1, Class M4, 4.23%, 07/25/29(b)(d)		1,450	1,385,969

			4,564,734

Commercial Mortgage-Backed Securities — 14.7%
Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class E, (1 mo. LIBOR US + 3.40%), 4.10%, 06/15/35(b)(c)		3,000	2,191,686
Barclays Commercial Mortgage Trust, Series 2019-C3, Class D, 3.00%, 05/15/52(b)		1,629	981,822
BBCMS Mortgage Trust(b)(c):
Series 2018-TALL, Class E, (1 mo. LIBOR US + 2.44%), 3.14%, 03/15/37		1,000	800,286
Series 2019-CLP, Class E, (1 mo. LIBOR US + 2.11%), 2.82%, 12/15/31		1,434	1,355,494
Benchmark Mortgage Trust(b):
Series 2018-B2, Class D, 2.70%, 02/15/51(d)		3,000	1,892,670
Series 2018-B3, Class D, 3.06%, 04/10/51(d)		2,500	1,613,381
Series 2019-B9, Class XD, 2.00%, 03/15/52(d)		11,550	1,600,314
Series 2020-B16, Class D, 2.50%, 02/15/53		619	342,035
BX Commercial Mortgage Trust(b)(c):
Series 2018-IND, Class H, (1 mo. LIBOR US + 3.00%), 3.70%, 11/15/35		1,400	1,014,382
Series 2020-BXLP, Class F, (1 mo. LIBOR US + 2.00%), 2.70%, 12/15/36		816	701,623
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class E, 5.67%, 04/10/29(b)(d)		2,500	2,395,064
CFK Trust, Series 2019-FAX, Class E, 4.64%, 01/15/39(b)(d)		2,000	1,638,052
Citigroup Commercial Mortgage Trust(b):
Series 2016-P3, Class D, 2.80%, 04/15/49(d)		1,000	696,589
Series 2019-PRM, Class F, 4.89%, 05/10/36		2,000	1,564,764
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 3.00%, 03/15/52(b)		1,939	1,183,075

12

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
DBGS Mortgage Trust, Series 2019-1735, Class F, 4.33%, 04/10/37(b)(d)	USD	999	$587,941
DBUBS Mortgage Trust, Series 2017-BRBK, Class F, 3.65%, 10/10/34(b)(d)		1,000	703,554
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class G, (1 mo. LIBOR US + 2.50%), 3.20%, 07/15/32(b)(c)		400	327,914
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2017-FL10, Class F, (1 mo. LIBOR US + 4.60%), 5.30%, 06/15/32(b)(c)		800	566,760
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-MKST, Class E, (1 mo. LIBOR US + 2.25%), 2.95%, 12/15/36(b)(c)		1,300	1,220,088
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.12%, 12/15/48(b)(d)		857	646,398
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XD, 1.50%, 06/15/51(b)(d)		11,427	1,063,860
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class E, 4.24%, 01/15/49(b)(d)		2,031	1,443,055
LSTAR Commercial Mortgage Trust, Series 2016-4, Class C, 4.71%, 03/10/49(b)(d)		476	366,956
Morgan Stanley Capital I Trust:
Series 2017-H1, Class D, 2.55%, 06/15/50(b)		1,000	640,742
Series 2017-HR2, Class D, 2.73%, 12/15/50		250	157,933
Series 2018-H3, Class D, 3.00%, 07/15/51(b)		3,000	1,890,921
Series 2018-MP, Class E, 4.42%, 07/11/40(b)(d)		2,000	1,306,452
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.55%), 3.25%, 07/15/35(b)(c)		1,800	1,315,377
Series 2019-AGLN, Class F, (1 mo. LIBOR US + 2.60%), 3.30%, 03/15/34(b)(c)		2,000	1,550,003
Series 2019-H7, Class D, 3.00%, 07/15/52(b)		1,250	747,452
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class MCR1, (1 mo. LIBOR US + 2.35%), 4.01%, 06/15/35(b)(c)		1,705	1,564,948
Velocity Commercial Capital Loan Trust, Series 2018-1(b):
Class M5, 6.26%, 04/25/48		338	268,440

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Class M6, 7.26%, 04/25/48	USD	650	$415,412
Wells Fargo Commercial Mortgage Trust:
Series 2015-C28, Class D, 4.11%, 05/15/48(d)		2,400	1,889,738
Series 2017-C41, Class D, 2.60%, 11/15/50(b)(d)		1,967	1,234,480
Series 2018-C44, Class D, 3.00%, 05/15/51(b)		3,000	1,906,693
Series 2018-C45, Class D, 3.00%, 06/15/51(b)		2,100	1,323,645
Series 2020-SDAL, Class E, (1 mo. LIBOR US + 2.74%), 4.39%, 02/15/37(b)(c)		2,200	1,478,762

			44,588,761

Total Non-Agency Mortgage-Backed Securities — 16.2% (Cost — $60,997,971)			49,153,495

Preferred Securities — 8.3%
Capital Trusts — 8.3%

Auto Components — 0.3%
Volkswagen International Finance NV, 3.88%(h)(i)	EUR	900	856,711

Banks — 3.1%
ABN AMRO Bank NV, 4.75%(h)(i)		800	741,148
Allied Irish Banks PLC, 7.38%(h)(i)		200	214,062
Banco Bilbao Vizcaya Argentaria SA(h)(i):
6.00%		400	370,574
Series 9, 6.50%(f)	USD	400	310,000
Banco Mercantil del Norte SA, 6.75%(b)(f)(h)(i)		1,000	762,700
Banco Santander SA, 6.75%(h)(i)	EUR	400	395,886
Bank of East Asia Ltd., 5.88%(h)(i)	USD	250	248,332
Bankia SA(h)(i):S
6.00%	EUR	200	168,305
6.38%		800	688,065
BAWAG Group AG, 5.00%(h)(i)		800	733,947
Burgan Bank SAK, 5.75%(h)(i)	USD	200	176,250
CaixaBank SA, 6.75%(h)(i)	EUR	400	358,442
Cooperatieve Rabobank UA(h)(i):
3.25%		400	343,002
4.63%		800	769,824
Erste Group Bank AG(h)(i):
5.13%		800	723,502
8.88%		200	218,374
ING Groep NV, 6.75%(f)(h)(i)	USD	1,000	857,500
Intesa Sanpaolo SpA, 7.75%(h)(i)	EUR	500	507,122

13

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
KBC Group NV, 4.25%(h)(i)	EUR	800	$691,331

			9,278,366

Building Materials — 0.0%
Holcim Finance Luxembourg SA, 3.00%(h)(i)		100	95,036

Chemicals — 0.1%
Solvay Finance SA, 5.43%(h)(i)		190	216,885

Diversified Financial Services — 2.7%
Barclays PLC, 7.75%(f)(h)(i)	USD	800	701,600
BNP Paribas SA(h)(i):
6.13%	EUR	400	408,073
6.63%(f)	USD	1,000	882,500
Credit Suisse Group AG(b)(f)(h)(i):
6.25%		400	368,500
6.38%		600	526,620
7.50%		900	829,440
HSBC Holdings PLC, 6.25%(f)(h)(i)		1,400	1,296,750
Societe Generale SA, 7.38%(d)(f)(i)		800	692,000
UBS Group AG, 7.00%(f)(h)(i)		1,400	1,348,900
UniCredit SpA(h)(i):
6.63%	EUR	1,100	944,703
6.75%		200	189,823

			8,188,909

Diversified Telecommunication Services — 0.4%
Telefonica Europe BV(h)(i):
3.75%		400	428,788
3.88%		600	620,307
4.38%		200	214,445

			1,263,540

Electric Utilities — 0.3%
Orsted A/S, 2.25%, 11/24/17		800	819,570
RWE AG, 2.75%, 04/21/75(h)		200	215,224

			1,034,794

Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13%, 10/15/26		100	102,998

Insurance — 0.4%
Argentum Netherlands BV for Swiss Re Ltd., 5.75%, 08/15/50(f)(h)	USD	800	798,048
KDB Life Insurance Co. Ltd., 7.50%(h)(i)		500	482,500

			1,280,548

Media — 0.3%
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75(h)	EUR	800	809,394

Oil, Gas & Consumable Fuels — 0.2%
Naturgy Finance BV, 4.13%(h)(i)		200	216,756

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Repsol International Finance BV, 3.88%(h)(i)	EUR	200	$212,860
TOTAL SA, 3.37%(h)(i)		300	334,556

			764,172

Utilities — 0.4%
Electricite de France SA(h)(i):
5.00%		100	111,801
5.38%		300	338,025
Engie SA, 3.25%(h)(i)		600	652,641

			1,102,467

Wireless Telecommunication Services — 0.1%
Vodafone Group PLC, 3.10%, 01/03/79(d)		200	212,032

Total Capital Trusts — 8.3%			25,205,852

		Shares
Preferred Stocks — 0.0%

Energy Equipment & Services — 0.0%
Bristow Group, Inc.(a):
10.00%(b)		2	96,355
Series AI, 10.00%		1	40,685

Total Preferred Stocks — 0.0%			137,040

Total Preferred Securities — 8.3% (Cost — $29,312,636)			25,342,892

		Par (000)

U.S. Government Sponsored Agency Securities — 0.7%

Collateralized Mortgage Obligations — 0.3%
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class B1, (1 mo. LIBOR US + 3.15%), 4.10%, 07/25/30(c)	USD	2,000	744,429

Commercial Mortgage-Backed Securities — 0.4%
FREMF Mortgage Trust, Series 2017-KGX1, Class BFX, 3.59%, 10/25/27(b)(d)		1,500	1,282,350

Total U.S. Government Sponsored Agency Securities — 0.7% (Cost — $3,372,204)			2,026,779

Total Long-Term Investments — 130.9% (Cost — $486,668,849)			397,311,122

14

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Short-Term Securities — 1.0%

Foreign Agency Obligations(m) — 0.3%
Egypt Treasury Bills
17.20%, 05/26/20	EGP	8,550	$531,474
17.60%, 05/26/20		3,825	237,765

Total Foreign Agency Obligations — 0.3%			769,239

Security	Shares	Value

Money Market Fund — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(n)(q)	2,192,061	$2,192,061

Total Money Market Fund — 0.7%		2,192,061

Total Short-Term Securities — 1.0% (Cost — $2,921,719)		2,961,300

Options Purchased — 0.0% (Cost — $163,548)		41,040

Total Investments — 131.9% (Cost — $489,754,116)		400,313,462

Liabilities in Excess of Other Assets — (31.9)%		(96,718,958)

Net Assets — 100.0%		$303,594,504

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is the rate in effect as of period end.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Amount is less than 500.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(i)	Perpetual security with no stated maturity date.
(j)	Convertible security.
(k)	Zero-coupon bond.
(l)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)	Rates are discount rates or a range of discount rates as of period end.
(n)	Annualized 7-day yield as of period end.
(o)	Issuer filed for bankruptcy and/or is in default.
(p)	Non-income producing security.
(q)

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold		Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	9,307,423	—	(7,115,362	)(b)	2,192,061	$2,192,061	$32,685	$—	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

15

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust (MSO)

Currency Abbreviations

AUD — Australian Dollar

EGP — Egyptian Pound

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

IDR — Indonesian Rupiah

JPY — Japanese Yen

USD — United States Dollar

Portfolio Abbreviations

CLO — Collateralized Loan Obligation

LIBOR — London Inter-Bank Offered Rate

PIK — Payment-In-Kind

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A	1.15%	07/18/19	Open	$730,485	$743,314	Corporate Bonds	Open/Demand
BNP Paribas S.A	1.15	08/01/19	Open	478,488	485,909	Corporate Bonds	Open/Demand
BNP Paribas S.A	1.15	08/01/19	Open	841,163	854,505	Corporate Bonds	Open/Demand
BNP Paribas S.A	1.15	08/01/19	Open	342,100	347,532	Corporate Bonds	Open/Demand
BNP Paribas S.A	1.15	08/01/19	Open	990,000	1,005,323	Corporate Bonds	Open/Demand
BNP Paribas S.A	1.15	08/01/19	Open	475,750	483,296	Corporate Bonds	Open/Demand
BNP Paribas S.A	1.15	08/01/19	Open	690,000	700,944	Corporate Bonds	Open/Demand
BNP Paribas S.A	1.15	08/01/19	Open	2,042,100	2,060,802	Corporate Bonds	Open/Demand
BNP Paribas S.A	1.15	08/01/19	Open	882,187	896,223	Corporate Bonds	Open/Demand
BNP Paribas S.A	1.15	08/01/19	Open	554,344	563,072	Corporate Bonds	Open/Demand
BNP Paribas S.A	1.15	08/02/19	Open	680,000	690,802	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(0.15)	09/06/19	Open	145,500	144,697	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.25	09/06/19	Open	886,500	889,178	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.25	09/06/19	Open	382,000	384,979	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	09/06/19	Open	279,000	281,891	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.20	09/06/19	Open	932,042	944,352	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/06/19	Open	884,898	896,837	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/06/19	Open	1,211,280	1,227,624	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/06/19	Open	1,182,330	1,198,283	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/06/19	Open	1,106,250	1,121,177	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/06/19	Open	1,174,845	1,190,697	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/06/19	Open	1,110,454	1,125,437	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/06/19	Open	779,625	790,144	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/06/19	Open	1,816,179	1,840,684	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/06/19	Open	936,250	948,883	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/06/19	Open	1,125,198	1,140,380	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/06/19	Open	1,191,585	1,207,663	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/06/19	Open	465,625	471,908	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	09/09/19	Open	447,312	451,413	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	09/09/19	Open	1,206,846	1,219,619	Corporate Bonds	Open/Demand

16

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust (MSO)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	1.00%	09/09/19	Open	$1,260,000	$1,275,120	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	09/09/19	Open	355,797	360,066	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	09/09/19	Open	1,000,565	1,012,572	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	09/09/19	Open	1,401,000	1,417,812	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	09/09/19	Open	236,875	239,717	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	09/09/19	Open	521,875	528,433	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	09/09/19	Open	983,250	995,606	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	09/09/19	Open	181,250	183,528	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	09/09/19	Open	201,056	203,582	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.15	09/09/19	Open	1,306,875	1,323,668	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.20	09/09/19	Open	1,154,669	1,169,833	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.20	09/09/19	Open	973,750	986,539	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.20	09/09/19	Open	411,892	417,301	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.20	09/09/19	Open	938,738	951,066	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.20	09/09/19	Open	487,931	494,339	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/09/19	Open	1,645,611	1,667,690	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/09/19	Open	98,901	100,228	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/09/19	Open	575,609	583,331	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/09/19	Open	1,016,288	1,029,923	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/09/19	Open	620,301	628,624	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/09/19	Open	707,850	717,347	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/09/19	Open	1,146,530	1,161,913	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/09/19	Open	257,180	260,630	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/09/19	Open	183,250	185,709	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/09/19	Open	1,274,000	1,291,093	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/09/19	Open	854,633	854,633	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/09/19	Open	1,809,413	1,834,201	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/09/19	Open	1,035,070	1,049,250	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/09/19	Open	174,845	177,240	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/09/19	Open	299,167	303,266	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/09/19	Open	2,234,180	2,264,788	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/09/19	Open	287,337	291,274	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/09/19	Open	567,743	575,521	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/09/19	Open	107,584	109,058	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/09/19	Open	621,563	630,078	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/09/19	Open	546,315	553,799	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/09/19	Open	151,135	153,206	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/09/19	Open	1,113,431	1,128,685	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/09/19	Open	1,339,880	1,358,236	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/09/19	Open	555,235	562,842	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/09/19	Open	628,125	636,730	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/09/19	Open	234,612	237,827	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/09/19	Open	1,116,375	1,131,669	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/09/19	Open	1,135,488	1,151,044	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/09/19	Open	220,580	223,602	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/09/19	Open	213,307	216,230	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/09/19	Open	1,176,130	1,192,243	Corporate Bonds	Open/Demand

17

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust (MSO)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	1.30%	09/09/19	Open	$1,284,176	$1,301,769	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/09/19	Open	681,360	690,695	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/09/19	Open	1,250,669	1,267,803	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/09/19	Open	158,015	160,180	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/09/19	Open	917,280	929,847	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/09/19	Open	1,240,736	1,257,734	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/30/19	Open	413,315	418,229	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/30/19	Open	352,500	356,691	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/30/19	Open	511,500	517,581	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/30/19	Open	99,500	100,683	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/30/19	Open	282,237	285,593	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/30/19	Open	311,677	315,383	Corporate Bonds	Open/Demand
BNP Paribas S.A	1.30	09/30/19	Open	1,383,840	1,400,646	Corporate Bonds	Open/Demand
BNP Paribas S.A	1.30	09/30/19	Open	836,804	846,966	Corporate Bonds	Open/Demand
BNP Paribas S.A	1.30	09/30/19	Open	467,289	472,964	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/30/19	Open	38,324	38,789	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/30/19	Open	618,998	626,515	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/30/19	Open	20,040	20,283	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/30/19	Open	38,180	38,644	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/30/19	Open	68,434	69,265	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/30/19	Open	38,295	38,760	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/30/19	Open	25,360	25,668	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/30/19	Open	22,714	22,990	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/30/19	Open	57,255	57,950	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/30/19	Open	41,112	41,612	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/30/19	Open	17,167	17,376	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/30/19	Open	58,275	58,983	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/30/19	Open	21,870	22,136	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/30/19	Open	22,072	22,341	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/30/19	Open	42,904	43,425	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/30/19	Open	412,206	417,212	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	09/30/19	Open	23,659	23,946	Corporate Bonds	Open/Demand
BNP Paribas S.A	1.20	10/03/19	Open	178,250	180,287	Corporate Bonds	Open/Demand
BNP Paribas S.A	1.20	10/03/19	Open	239,962	242,705	Corporate Bonds	Open/Demand
BNP Paribas S.A	1.20	10/03/19	Open	458,750	463,993	Corporate Bonds	Open/Demand
BNP Paribas S.A	1.20	10/03/19	Open	211,025	213,437	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.30	11/07/19	Open	822,500	830,149	Corporate Bonds	Open/Demand
BNP Paribas S.A	1.15	11/08/19	Open	522,988	527,606	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	11/08/19	Open	164,000	165,515	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.15	11/15/19	Open	206,558	208,217	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	11/15/19	Open	312,476	315,104	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	11/15/19	Open	415,627	419,123	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	11/15/19	Open	574,500	579,331	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.35	11/15/19	Open	1,596,045	1,610,066	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.20	11/18/19	Open	751,387	757,519	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.95	11/26/19	Open	232,755	234,350	Corporate Bonds	Open/Demand

18

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust (MSO)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	1.00%	11/26/19	Open	$292,875	$294,933	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	11/26/19	Open	356,000	358,816	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	11/26/19	Open	103,500	104,319	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.35	11/26/19	Open	164,250	165,607	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	12/02/19	Open	628,000	632,169	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	12/02/19	Open	776,038	781,836	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	12/02/19	Open	380,426	383,269	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.45	12/02/19	Open	885,145	892,349	Corporate Bonds	Open/Demand
BNP Paribas S.A	1.25	12/02/19	Open	390,350	393,267	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	12/17/19	Open	146,750	147,730	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.55	01/07/20	Open	1,670,000	1,680,008	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	01/08/20	Open	675,955	679,485	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	02/06/20	Open	184,500	185,076	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	02/06/20	Open	171,250	171,785	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	02/06/20	Open	192,750	193,352	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	02/06/20	Open	170,750	171,283	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	02/06/20	Open	885,170	887,934	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	02/06/20	Open	178,250	178,807	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	02/06/20	Open	158,750	159,246	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.15	02/06/20	Open	186,750	187,358	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.15	02/06/20	Open	177,750	178,329	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.20	02/06/20	Open	180,075	180,664	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.20	02/06/20	Open	172,250	172,814	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.20	02/06/20	Open	187,500	188,114	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.20	02/06/20	Open	178,250	178,833	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.20	02/06/20	Open	186,250	186,859	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.20	02/06/20	Open	189,000	189,618	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	02/06/20	Open	991,250	994,568	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	02/06/20	Open	343,062	344,009	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.55	02/06/20	Open	430,530	431,880	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/06/20	Open	564,000	565,751	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/06/20	Open	368,115	369,258	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/06/20	Open	474,938	476,412	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/06/20	Open	655,215	657,249	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/06/20	Open	963,270	966,260	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/06/20	Open	1,230,206	1,234,025	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	02/06/20	Open	305,906	306,856	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.10	02/06/20	Open	439,640	441,038	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.10	02/06/20	Open	447,356	448,779	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.10	02/06/20	Open	267,890	268,742	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	02/06/20	Open	279,225	280,134	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	02/06/20	Open	312,000	313,016	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.10	02/11/20	Open	289,767	290,588	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.10	02/11/20	Open	455,940	457,231	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.10	02/11/20	Open	451,250	452,527	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.10	02/11/20	Open	399,000	400,129	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.10	02/11/20	Open	356,500	357,509	Corporate Bonds	Open/Demand

19

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust (MSO)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A.	1.15%	02/11/20	Open	$335,000	$335,971	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	02/14/20	Open	1,129,375	1,131,179	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	02/21/20	Open	90,746	90,971	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	03/02/20	Open	1,186,598	1,188,691	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	03/02/20	Open	1,121,250	1,123,228	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	03/02/20	Open	1,862,500	1,865,785	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	03/02/20	Open	1,921,056	1,924,445	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	03/02/20	Open	1,847,500	1,850,759	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	03/02/20	Open	1,872,500	1,875,803	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	03/02/20	Open	1,228,130	1,230,296	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	03/02/20	Open	354,375	354,808	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00	03/02/20	Open	960,893	962,495	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	03/03/20	Open	1,141,650	1,143,616	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	03/03/20	Open	1,008,665	1,010,441	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	03/03/20	Open	782,088	783,465	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	03/06/20	Open	520,968	521,493	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.20	03/18/20	Open	595,971	596,229	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.95	03/18/20	Open	2,350,000	2,350,806	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	03/18/20	Open	1,004,250	1,004,667	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	03/18/20	Open	1,206,137	1,206,638	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	03/18/20	Open	855,000	855,355	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	03/20/20	Open	29,347	29,362	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	03/20/20	Open	285,355	285,498	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	03/26/20	Open	426,750	426,809	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	03/26/20	Open	712,500	712,624	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	03/26/20	Open	659,000	659,252	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	03/26/20	Open	406,053	406,223	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	03/26/20	Open	180,862	180,938	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	03/26/20	Open	506,567	506,778	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.30	03/26/20	Open	390,915	390,986	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	03/30/20	Open	590,188	590,204	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.15	03/30/20	Open	647,925	647,946	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	03/30/20	Open	1,552,041	1,552,095	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.25	03/30/20	Open	141,529	141,538	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	—	03/31/20	Open	1,067,685	1,067,685	Corporate Bonds	Open/Demand

				$130,643,076	$131,769,621

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

20

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust (MSO)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Ultra Long Treasury Bond	91	06/19/20	$20,191	$1,398,147
2-Year U.S. Treasury Note	316	06/30/20	69,641	1,227,227

				2,625,374

Short Contracts
10-Year U.S. Treasury Note	2	06/19/20	277	309
10-Year U.S. Ultra Long Treasury Note	105	06/19/20	16,383	(815,592)
U.S. Long Treasury Bond	2	06/19/20	358	8,372
5-Year U.S. Treasury Note	356	06/30/20	44,628	(1,245,124)

				(2,052,035)

				$573,339

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	259,000	USD	277,205	Morgan Stanley & Co. International PLC	04/03/20	$8,454
EUR	6,334,060	USD	6,774,783	Morgan Stanley & Co. International PLC	04/03/20	211,247
EUR	112,000	USD	121,057	State Street Bank and Trust Co.	04/03/20	2,471
EUR	654,000	USD	705,242	State Street Bank and Trust Co.	04/03/20	16,075
GBP	85,000	USD	99,919	HSBC Bank USA N.A.	04/03/20	5,661
GBP	403,927	USD	468,975	JPMorgan Chase Bank N.A.	04/03/20	32,749
GBP	2,945,073	USD	3,414,162	Morgan Stanley & Co. International PLC	04/03/20	243,961
USD	6,991,620	EUR	6,334,060	Morgan Stanley & Co. International PLC	04/03/20	5,590
USD	4,432,150	GBP	3,434,000	BNP Paribas S.A.	04/03/20	166,724
EUR	1,418,000	USD	1,564,652	Deutsche Bank AG	05/05/20	1,248
EUR	13,779,000	USD	15,163,872	Deutsche Bank AG	05/05/20	52,307
EUR	6,334,060	USD	6,929,353	JPMorgan Chase Bank N.A.	05/05/20	65,362
EUR	1,996,000	USD	2,157,550	Morgan Stanley & Co. International PLC	05/05/20	46,637
GBP	423,000	USD	525,645	Morgan Stanley & Co. International PLC	05/05/20	140
USD	59,199,128	EUR	52,887,058	Deutsche Bank AG	05/05/20	795,838
HKD	787,563	USD	101,418	Bank of America N.A.	06/16/20	138
HKD	403,988	USD	52,052	HSBC Bank USA N.A.	06/16/20	42
USD	293,631	EUR	264,000	UBS AG	06/17/20	1,620

						1,656,264

21

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust (MSO)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,524,942	USD	2,855,954	Deutsche Bank AG	04/03/20	$(71,118)
EUR	52,887,058	USD	59,106,576	Deutsche Bank AG	04/03/20	(775,809)
USD	1,562,525	EUR	1,418,000	Deutsche Bank AG	04/03/20	(1,431)
USD	60,925,217	EUR	55,412,000	UBS AG	04/03/20	(190,387)
EUR	1,299,000	USD	1,436,935	Morgan Stanley & Co. International PLC	05/05/20	(2,446)
EUR	6,334,060	USD	7,003,160	Morgan Stanley & Co. International PLC	05/05/20	(8,444)
USD	6,784,040	EUR	6,334,060	Morgan Stanley & Co. International PLC	05/05/20	(210,675)
USD	3,416,230	GBP	2,945,073	Morgan Stanley & Co. International PLC	05/05/20	(244,465)
USD	77,350	HKD	600,000	Bank of America N.A.	06/16/20	(20)
USD	697,218	HKD	5,417,980	Bank of America N.A.	06/16/20	(1,428)
USD	8,836,760	AUD	14,427,500	Morgan Stanley & Co. International PLC	06/19/20	(39,408)

						(1,545,631)

	Net unrealized appreciation					$110,633

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
USD Currency	Bank of America N.A.	9,000,000	04/07/20	JPY	105.00	USD	9,000	$22,527
USD Currency	JPMorgan Chase Bank N.A.	9,000,000	04/08/20	JPY	104.00	USD	9,000	18,513

								$41,040

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.30.V1	5.00%	Quarterly	06/20/23	CCC	USD	11,875	$(516,553)	$578,346	$(1,094,899)
CDX.NA.HY.32.V1	5.00	Quarterly	06/20/24	CCC+	USD	13,231	(674,722)	730,168	(1,404,890)

							$(1,191,275)	$1,308,514	$(2,499,789)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Broadcom, Inc.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	70	$(1,432)	$2,037	$(3,469)

22

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust (MSO)

OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Broadcom, Inc.	1.00%	Quarterly	Citibank N.A.	06/20/24	BBB-	USD	790	$(57,929)	$(51,283)	$(6,646)
CMBX.NA.9.BBB-	3.00	Annual	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	10,000	(2,543,942)	(1,092,793)	(1,451,149)
CMBX.NA.9.BBB-	3.00	Annual	Deutsche Bank AG	09/17/58	NR	USD	10,000	(2,543,942)	(1,252,532)	(1,291,410)
CMBX.NA.9.BBB-	3.00	Annual	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	15,000	(3,815,913)	(1,095,262)	(2,720,651)

								$(8,961,726)	$(3,491,870)	$(5,469,856)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.. For information about the Trust policy regarding valuation of investments and derivative financial instruments, refer to the Trust most recent financial statements as contained in its annual report.

23

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust (MSO)

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks (a)	$—	$—	$44,020	$44,020
Asset-Backed Securities	—	49,684,754	3,819,641	53,504,395
Corporate Bonds (a)	1,194,982	134,010,559	694,640	135,900,181
Floating Rate Loan Interests (a)	—	27,690,191	86,428,231	114,118,422
Foreign Agency Obligations (a)	—	17,220,938	—	17,220,938
Non-Agency Mortgage-Backed Securities	—	49,153,495	—	49,153,495
Preferred Securities (a)	—	25,205,852	137,040	25,342,892
U.S. Government Sponsored Agency Securities	—	2,026,779	—	2,026,779
Short-Term Securities:
Foreign Agency Obligations	—	769,239	—	769,239
Money Market Fund	2,192,061	—	—	2,192,061
Options Purchased :
Foreign Currency Exchange Contracts	—	41,040	—	41,040
Unfunded Floating Rate Loan Interests(b)	—	—	23,300	23,300

	$3,387,043	$305,802,847	$91,146,872	$400,336,762

Derivative Financial Instruments (c)
Assets:
Foreign Currency Exchange Contracts	$—	$1,656,264	$—	$1,656,264
Interest rate contracts	2,634,055	—	—	2,634,055
Liabilities:
Credit contracts	—	(7,962,999)	(10,115)	(7,973,114)
Foreign Currency Exchange Contracts	—	(1,545,631)	—	(1,545,631)
Interest rate contracts	(2,060,716)	—	—	(2,060,716)

	$573,339	$(7,852,366)	$(10,115)	$(7,289,142)

(a)	See above Schedule of Investments for values in each industry/security type or country.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $131,769,621 are categorized as Level 2 within the disclosure hierarchy.

24

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust (MSO)

Fair Value Hierarchy as of Period End (continued)

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following tables are a reconciliation of Level 3 investments and derivative financial instruments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of December 31, 2019	$3,938,928	$130,179	$718,193	$88,031,644	$161,138	$—	$92,980,082
Transfers into Level 3(a)	1,195,684	—	—	1,913,195	—	—	3,108,879
Transfers out of Level 3	—	—	—	(1,598,214)	—	—	(1,598,214)
Accrued discounts/premiums	12,793	—	—	25,006	—	—	37,799
Net realized gain (loss)	(69,626)	—	—	21,626	—	—	(48,000)
Net change in unrealized appreciation (depreciation)(b)	(317,973)	(86,159)	72	(4,832,016)	(24,098)	23,300	(5,236,874)
Purchases	1,061,250	—	—	5,777,037	—	—	6,838,287
Sales	(2,001,415)	—	(23,625)	(2,910,047)	—	—	(4,935,087)

Closing Balance, as of March 31, 2020	$3,819,641	$44,020	$694,640	$86,428,231	$137,040	$23,300	$91,146,872

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020(b)	$(260,397)	$(86,159)	$72	$(4,814,821)	$(24,098)	$23,300	$(5,162,103)

Credit Contracts
Assets
Opening Balance, as of December 31, 2019	$59,578
Transfers into Level 3	(3,851)
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(b)	(65,842)
Purchases	—
Issues	—
Sales	—
Settlements	—

Closing Balance, as of March 31,2020	$(10,115)

Net change in unrealized appreciation (depreciation) on derivative financial instruments still held at March 31,2020(b)	$(65,842)

(a)

As of December 31,2019, the Trust used observable inputs in determining the value of certain investments. As of March 31,2020, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy

(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments and derivative financial instruments still held at March 31,2020 is generally due to investments and derivative financial instruments no longer held or categorized as Level 3 at period end.

25

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust (MSO)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Trust’s Level 3 investments and derivative financial instruments as of period end. The table does not include Level 3 investments and derivative financial instruments with values based upon unadjusted third party pricing information in the amount of $40,496,370. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approaches	Unobservable Inputs	Range of unobservable Inputs Utilized (a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets:
Common Stocks	$44,020	Market	EBITDA	8.02x	—
			Volatility	81%	—
			Time to Exit	0.8	—
Preferred Stocks	137,040	Hybrid	EBITDA	8.02x
			Volatility	81%	—
			Time to Exit	0.8	—
			Discount Rate	14%	—
Floating Rate Loan Interests(b)	50,459,327	Income	Discount Rate	9%-15%	12%
		Market	Recent Transactions	—	—

	$50,640,387

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end March 31, 2020, the valuation technique for investments classified as Floating Rate Loan Interests amounting to $7,866,513 changed to income approach. The investments were previously valued utilizing Transaction Price. The change was due to consideration of the information that was available at the time the investments were valued.

26